Document and Entity Information	Dec. 31, 2017
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2017
Registrant Name	FIRST INVESTORS TAX EXEMPT FUNDS
Entity Central Index Key	0000716792
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 07, 2018
Document Effective Date	Dec. 07, 2018
Prospectus Date	May 01, 2018